INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Accumulated amortization	$ 0	$ 158,000	$ 237,000
Intellectual Property Rights [Member]
Statement [Line Items]
Intangible assets	2,222,661	2,222,661	2,222,661
Accumulated amortization	$ 2,222,661	$ 2,222,661	$ 2,222,661